Trade and other receivables - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Non-interest-bearing trade receivables, payment terms	180 days
Other receivables	$ 102	$ 129
Fully provided receivables reinstated	60
UK Portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Rent payable	29	65
Other receivables	$ 53	$ 77